Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net
	December 31, 2020	December 31, 2019
Building	$1,828,092	$-
Office equipment	449,246	392,010
Vehicle	34,351	32,233
Less: accumulated depreciation	(313,928)	(119,976)
	1,997,761	304,267
Construction in progress	-	1,585,706
	$1,997,761	$1,889,973